Significant Accounting Policies - Transfers of Financial Assets (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Gross proceeds from transfers of notes and accounts receivable trade	$ 1.8	$ 2.2	$ 1.4
Accounts receivable sold and derecognized that remain uncollected from customers	$ 0.7	$ 0.4	$ 0.4